This is filed pursuant to Rule 497(e).


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[A/B]
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                                                                  AB VALUE FUNDS
                                                - AB All Market Income Portfolio
                                             - AB Asia ex-Japan Equity Portfolio
                                                    - AB Core Opportunities Fund
                                                       - AB Discovery Value Fund
                                                         - AB Equity Income Fund
                                         - AB Global Real Estate Investment Fund
                                                - AB Global Risk Allocation Fund
                                                   - AB International Value Fund
                                                        - AB Relative Value Fund
                                                  - AB Small Cap Value Portfolio
                                                                 - AB Value Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
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Supplement dated April 10, 2017 to the Summary Prospectuses dated February 28,
2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

                                    * * * *




This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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